Derivative financial instruments	3 Months Ended
Mar. 31, 2026
Derivative financial instruments
Derivative financial instruments

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

12.Derivative financial instruments

The Group’s derivative instruments have been classified as fair value through profit or loss. The instruments are measured at fair value with the resultant gains or losses recognized in the condensed consolidated statement of income and other comprehensive (loss)/income. The related net foreign exchange gain/(loss) is included in finance income (note 8) and finance costs (note 9).

The underlying contractual notional amounts for the derivative instruments as of March 31, 2026, and as of December 31, 2025, are as follows:

	March 31,	December 31,
	2026	2025
	$'m	$'m

Derivative instruments
Embedded options within listed bonds(a)	2,186.0	2,186.0
Non-deliverable forwards(b)	459.6	—
	2,645.6	2,186.0
(a)	This relates to early redemption clauses within the Group’s Senior Notes (see note 15 - Borrowings). On or after November 29, 2025, the 2026 Notes may be redeemed (in whole or in part) at a price of 100.00000%. On or after September 18, 2024, the 2027 Notes may be redeemed (in whole or in part) at a price of 100.00000%. On or after November 29, 2025 or 2026, the 2028 Notes may be redeemed (in whole or in part) at a price of 101.56250% and 100.00000%, respectively. On or after November 29, 2026, 2027 or 2028, the 2030 Notes may be redeemed (in whole or in part) at a price of 103.93750%, 101.96875% and 100.00000%, respectively. On or after November 29, 2027, 2028 or 2029, the 2031 Notes may be redeemed (in whole or in part) at a price of 104.12500%, 102.06250% and 100.00000%, respectively.
(b)	This relates to the deal-contingent BRL/USD non-deliverable forwards entered into by the Group to hedge the Brazilian real-denominated portion of the expected sales proceeds relating to the disposal of our Latam towers and fiber operations. These derivatives are entirely foreign exchange forward contracts which are valued using quoted market inputs for forward foreign exchange rates (i.e. level 2 instruments). The instruments are deal-contingent, which allows the Company to settle the derivatives at the point of closing of the related disposal transaction, rather than on a fixed maturity date, and if the relevant disposal does not close for reasons outlined in the derivatives terms and conditions then the settlement is waived.

The fair value asset/(liability) amounts of the derivative instruments are as follows:

	March 31,	December 31,
	2026	2025
	$'m	$'m

Derivative instruments
Embedded options within listed bonds	42.0	48.1
Non-deliverable forwards	(13.0)	—
	29.0	48.1

The change in fair value of the derivative instruments recorded in the condensed consolidated statement of income and other comprehensive (loss)/income is:

	Three months ended
	March 31,	March 31,
	2026	2025
	$'m	$'m

Derivative instruments
Embedded options within listed bonds	(6.2)	2.9
Foreign exchange swaps	—	0.1
Non-deliverable forwards	(13.0)	—
	(19.2)	3.0